Interest expense, net	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Interest expense, net	Interest expense, net

Year ended December 31,	2023	2022
Credit Facility	$16,781	$9,250
Convertible debentures	6,843	6,861
Equipment financing	5,046	3,344
Interest on customer supply chain financing	4,493	2,196
Mortgage	979	1,006
Amortization of deferred financing costs	1,635	1,076
Interest expense	35,777	23,733
Other interest expense, net	1,171	810
	$36,948	$24,543